Investment Objectives and Goals	Apr. 30, 2026
Kinetics Spin-Off And Corporate Restructuring Fund
Prospectus [Line Items]
Risk/Return [Heading]	Kinetics Spin-off and Corporate Restructuring Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) seeks to achieve long-term growth of capital.
No Load Class Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE INTERNET FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Internet Fund is long-term growth of capital.
Objective, Secondary [Text Block]	The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
No Load Class Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE GLOBAL FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
No Load Class Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE PARADIGM FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Paradigm Fund is long-term growth of capital.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE SMALL CAP OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital. The Small Cap Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.

No Load Class Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE MARKET OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market Opportunities Fund is the sole “feeder fund” to The Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE MULTI-DISCIPLINARY INCOME FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Multi-Disciplinary Income Fund is total return. The Multi-Disciplinary Income Fund is the sole “feeder fund” to The Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust.
Advisor A & C Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE INTERNET FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Internet Fund is long-term growth of capital.
Objective, Secondary [Text Block]	The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
Advisor A & C Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE GLOBAL FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Advisor A & C Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE PARADIGM FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Paradigm Fund is long-term growth of capital.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE SMALL CAP OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital. The Small Cap Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.
Advisor A & C Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE MARKET OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market Opportunities Fund is the sole “feeder fund” to The Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Institutional Class Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE INTERNET FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Internet Fund is long-term growth of capital.
Objective, Secondary [Text Block]	The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
Institutional Class Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE GLOBAL FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Institutional Class Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE PARADIGM FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Paradigm Fund is long-term growth of capital.
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE SMALL CAP OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital. The Small Cap Fund is the sole “feeder fund” to the Small Cap Opportunities Portfolio
(the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.

Institutional Class Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE MARKET OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market
Opportunities Fund is the sole “feeder fund” to The Market Opportunities Portfolio, a series of Kinetics
Portfolios Trust.